Commitments and Contingencies - Other Commitments Narrative (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Wataynikaneyap Partnership
Other Commitments [Line Items]
Equity investment ownership (percent)	39.00%
Wataynikaneyap Partnership | Minimum
Other Commitments [Line Items]
Equity capital contribution	$ 155,000,000
Wataynikaneyap Partnership | Maximum
Other Commitments [Line Items]
Equity capital contribution	235,000,000
UNS Energy | Payment Guarantee
Other Commitments [Line Items]
Maximum commitment	318,000,000
Obligation under guarantee	0
CH Energy Group | Payment Guarantee
Other Commitments [Line Items]
Maximum commitment	94,000,000
Obligation under guarantee	0
FHI | Indirect Guarantee of Indebtedness
Other Commitments [Line Items]
Maximum commitment	$ 69,000,000